15. INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments accounted for using equity method [abstract]
Joint arrangements	R$ 25,081	R$ 28,632
Investments in associates	50,799	48,578
Tax incentives, net of allowances for losses	31,876	31,876
Other investments	15,823	24,679
Total	R$ 123,579	R$ 133,765	R$ 117,840